Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Deferred tax assets valuation allowance	$ 0	$ 0
Net taxes payable	10,900,000
Income Taxes Receivable		19,200,000
Income before income taxes	922,100,000	4,210,000,000	$ 7,173,200,000
Provision for income taxes	200,600,000	859,100,000	1,468,600,000
Unrecognized Tax Benefits	0	0
Operating Segments | Underwriting Operations
Income Taxes [Line Items]
Income before income taxes	2,064,000,000	2,065,400,000	4,822,700,000
Operating Segments | Underwriting Operations | Other Indemnity
Income Taxes [Line Items]
Income before income taxes	(11,400,000)	(1,400,000)	0
Interest and Penalties
Income Taxes [Line Items]
Provision for income taxes	$ 100,000	$ 100,000	$ 0